Summary of Significant Accounting Policies Basis of Presentaion - Additional Information (Detail) - USD ($)		5 Months Ended	12 Months Ended
	Oct. 05, 2020	Dec. 31, 2020	Dec. 31, 2021
Accounting Policies [Line Items]
Adjustment to additional paid in capital stock issuance costs			$ 21,292,016
Unrecognized tax benefits		$ 0	0
Accrued interest and penalties on unrecognized tax benefits		0	0
Income tax expense benefit			0
Cash insured with federal deposit insurance corporation			250,000
Offering costs	$ 20,292,642
Offering costs expensed			999,374
Change in Redemption Value of Shares Subject to Redemption value		0	$ 0
Term Of Restricted Investments			185 days
US Treasury Securities [Member]
Accounting Policies [Line Items]
Term Of Restricted Investments			185 days
US Treasury Securities [Member] | Maximum [Member]
Accounting Policies [Line Items]
Held to maturity securities, maturity period			185 days
Common Class A [Member]
Accounting Policies [Line Items]
Adjustment to additional paid in capital stock issuance costs		$ 20,292,642	$ 20,292,642
Temporary equity shares outstanding		40,000,000	40,000,000
Weighted Average Number Diluted Shares Outstanding Adjustment		0	0
Common Class A [Member] | Warrant [Member]
Accounting Policies [Line Items]
Exercisable to purchase aggregate shares			30,500,000
Class A Ordinary Shares Subject To Possible Redemption [Member]
Accounting Policies [Line Items]
Temporary equity shares outstanding		40,000,000	40,000,000